Goodwill, Other Intangible Assets and Out-of-market Contracts - Schedule of Out-of-market Contract Amortization Expense (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Asset, Goodwill and Other [Abstract]
Out-of-market contract amortization			$ 18,680	$ 14,145	$ 23,511
Out-of-market contracts, intangible liabilities, contract retirements	$ 0	$ 6,100	$ 6,900	$ 0	$ 9,000